Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation and Material Accounting Policies [Abstract]
Schedule of Subsidiaries

Details of subsidiaries as at December 31, 2025 and December 31, 2024 were as follows:

Subsidiaries	% of legal ownership 2025	% of legal ownership 2024	Country of Incorporation	Principal business activities

Anghami	100%	100%	Cayman	Music streaming
Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Spotlight Recreational Services LLC	100%	100%	UAE	Live event
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	96%	94%	Lebanon	Music streaming
Anghami Saudi Co.	100%	100%	Saudi Arabia	Music streaming
Anghami for Digital Content	100%	100%	Egypt	Music streaming

Schedule of Estimated Useful Lives of the Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets at the following rates:

General installations	5 years
Office and computer equipment	5 years
Furniture and fixtures	3-5 years